CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Loss	$ (26,206)	$ (19,115)	$ (20,812)
Adjustments to the profit or loss items:
Depreciation	1,792	2,395	2,020
Amortization of intangible assets	935	374
Share-based compensation	4,097	1,578	1,731
Pre-funded warrants issuance expenses	211
Decrease (increase) in accrued bank interest	64	32	(52)
Net financing expenses (income)	967	(2,446)	746
Loss from derecognition of property, plant and equipment		12
Taxes on income	32	24	30
Adjustments to the profit or loss items	8,098	1,969	4,475
Changes in asset and liability items:
Decrease (increase) in trade receivables	(150)	88	(28)
Decrease (increase) in other receivables	(1,300)	(1,250)	95
Increase in long term deposits		(10)
Decrease in trade payables	(29)	(122)	(114)
Increase (decrease) in employees and payroll accruals	456	(33)	31
Increase (decrease) in other payables	(87)	375	20
Decrease in deferred revenues and other advances	(339)	(45)	(165)
Changes in asset and liability items	(1,449)	(997)	(161)
Cash received (paid) during the year for:
Interest received	294	803	1,360
Interest paid	(238)	(302)
Taxes paid	(13)	(24)	(23)
Net cash used in operating activities	(19,514)	(17,666)	(15,161)
Cash flows from investing activities:
Purchase of property, plant and equipment	(682)	(900)	(374)
Proceeds from sale of marketable securities	2,097	27,084	63,639
Purchase of marketable securities		(1,637)	(31,700)
Proceeds from (investment in) bank deposits, net	8,000	12,592	(14,212)
Net cash provided by investing activities	9,415	37,139	17,353
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	18,658
Proceeds from issuance of pre-funded warrants	1,989
Proceeds from issuance of subsidiary's ordinary shares to non-controlling interests		10,000
Proceeds from advances for pre-funded warrants	9
Proceeds from exercise of options	59		9
Repayment of lease liability	(639)	(597)
Proceeds from government grants	320	493	354
Repayment of government grants	(22)	(590)	(66)
Net cash provided by financing activities	20,374	9,306	297
Exchange rate differences on cash and cash equivalent balances	1,206	159	(114)
Increase in cash and cash equivalents	11,481	28,938	2,375
Cash and cash equivalents at the beginning of the year	34,748	5,810	3,435
Cash and cash equivalents at the end of the year	46,229	34,748	5,810
Significant non-cash activities
Acquisition of property, plant and equipment	57	216	80
Increase (decrease) of right-of-use asset recognized with corresponding lease liability	(41)	3,437
Exercise of options	57
Acquisition of intangible assets		$ 17,448